Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Summary of other liabilities
A summary of “Other liabilities” as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Advances on buy-back agreements	$1,472	$1,870
Warranty and campaign programs	919	925
Marketing and sales incentive programs	1,279	1,329
Tax payables	696	685
Accrued expenses and deferred income	639	609
Accrued employee benefits	562	680
Lease liabilities	449	—
Legal reserves and other provisions	299	368
Contract reserve	319	262
Contract liabilities	1,236	1,368
Restructuring reserve	103	71
Other	866	791
Total	$8,839	$8,958

Summary of recorded activity for the basic warranty and campaign program accrual	A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in millions)
Balance, beginning of year	$925	$932
Current year additions	801	826
Claims paid	(749)	(724)
Currency translation adjustment and other	(58)	(109)
Balance, end of year	$919	$925

Schedule of restructuring activity
The following table sets forth restructuring activity for the years ended December 31, 2019, 2018 and 2017:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2017	$23	$7	$—	$30
Restructuring charges	76	17	—	93
Reserves utilized: cash	(53)	(1)	—	(54)
Reserves utilized: non-cash	(2)	(13)	—	(15)
Currency translation adjustments	4	2	—	6
Balance at December 31, 2017	$48	$12	$—	$60
Restructuring charges	39	17	5	61
Reserves utilized: cash	(36)	—	(2)	(38)
Reserves utilized: non-cash	(9)	1	—	(8)
Currency translation adjustments	(2)	—	(2)	(4)
Balance at December 31, 2018	$40	$30	$1	$71
Restructuring charges	98	(2)	13	109
Reserves utilized: cash	(77)	25	(4)	(56)
Reserves utilized: non-cash	3	(16)	(7)	(20)
Currency translation adjustments	(2)	1	—	(1)
Balance at December 31, 2019	$62	$38	$3	$103